--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 2001.

The Fund had net assets of $204,704,117 and 441 active shareholders as of December 31, 2001.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff




Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Tax Exempt Commercial Paper (13.28%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Los Angeles County MTA (2nd Sales Tax Revenue Notes) - Series A
              LOC Landesbank Hessen/Bank of America/Bayerische Hypoverinsbank/
              Credit Agricole/Morgan Guaranty Trust Company                       02/07/02  1.45%   $  5,000,000      P1       A1+
  7,480,000   Port of Oakland, CA - Series B
              LOC Commerzbank/Bank of Nova Scotia                                 01/10/02  1.15       7,480,000      P1       A1+
  3,500,000   Port of Oakland, CA - Series B
              LOC Commerzbank/Bank of Nova Scotia                                 01/11/02  1.30       3,500,000      P1       A1+
  3,500,000   Regents of The University of California - Series A                  01/11/02  1.30       3,500,000      P1       A1+
  7,700,000   Regents of The University of California - Series A                  01/22/02  1.85       7,700,000      P1       A1+
-----------                                                                                         ------------
 27,180,000   Total Tax Exempt Commercial Paper                                                       27,180,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (1.22%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,495,000   Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                      08/01/02  2.73%   $  2,495,000               A1
-----------                                                                                         ------------
  2,495,000   Total Tax Exempt General Obligation Notes & Bonds                                        2,495,000
-----------                                                                                         ------------
Variable Rate Demand Instruments (b) (81.57%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   California Association for Bay Area Government Nonprofit Corporation
              (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                          02/01/25  1.55%  $   4,900,000               A1+
 10,740,000   California Community College Trust Receipts - Series L17-Reg D      06/28/02  1.75      10,740,000              SP-1+
  2,340,000   California EDFA (Fricke-Parks Press Inc. Project)
              LOC US Bank, N.A.                                                   05/01/23  1.50       2,340,000               A1
  2,500,000   California HFA Multifamily - Series C
              Collateralized by Federal National Mortgage Association             07/15/13  1.40       2,500,000               A1+
  2,065,000   California HFA RB - Series I
              Insured by MBIA Insurance Corp.                                     08/01/15  1.38       2,065,000    VMIG-1     A1+
  9,695,000   California HFA RB P-Floats - PZ18
              Insured by AMBAC Indemnity Corp.                                    08/01/29  1.76       9,695,000               A1+
  2,845,000   California IBM Trust Pool - Series 7                                11/01/05  1.86       2,845,000               A1+
  2,900,000   California PCFA (Atlantic Ridgefield)                               12/01/32  1.60       2,900,000    VMIG-1     A1
  3,000,000   California PCFA (Browning Ferris Industries)
              LOC Deutsche Bank                                                   09/01/17  1.45       3,000,000    VMIG-1     A1+
  3,300,000   California PCFA PCRB (Homestake)
              LOC Bank of Nova Scotia                                             05/01/04  1.45       3,300,000      P1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   California State (Department of Water Resources) - Series K3
              LOC Landesbank Hessen                                               11/01/04  1.75%  $  5,000,000     VMIG-1
  1,800,000   California State EDFA IDRB
              (Standard Abrasives Manufacturing Project)
              LOC Mellon Bank                                                     03/01/23  1.50      1,800,000                A1+
  2,000,000   California Statewide Communities Development
              (Karcher Properties)
              LOC Bayerische Hypovereinsbank, A.G.                                12/01/19  1.55      2,000,000     VMIG-1
  4,930,000   California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Allied Irish Bank                                               08/01/30  1.45      4,930,000                A1
  3,100,000   California Sweetwater Union High School District COPS
              Insured by FSA                                                      06/01/13  1.50      3,100,000     VMIG-1     A1
  1,200,000   Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              LOC Bank of America                                                 06/01/11  1.45      1,200,000     VMIG-1
  4,175,000   Clipper Tax Exempt Certificates - Series 1999                       01/07/03  1.46      4,175,000     VMIG-1
  1,400,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                                05/01/10  1.30      1,400,000                A1+
  4,800,000   Fremont, CA COPS (Family Resource Center Finance Project)
              LOC KBC Bank                                                        08/01/28  1.50      4,800,000                A1+
  3,800,000   Fremont, CA COPS (Capital Improvement Financing Project)
              LOC Bank of Nova Scotia                                             08/01/30  1.50      3,800,000     VMIG-1
  2,960,000   Freemont, CA MHRB (Mission Well Project)
              LOC Bayerische Landesbank                                           09/01/14  1.50      2,960,000                A1+
  1,400,000   Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
              LOC Bank of Nova Scotia                                             12/01/04  1.55      1,400,000                A1
  1,400,000   Golden Empire Schools Financial Authority
              (Kern High School District)
              LOC Bank of New York                                                12/01/24  1.40      1,400,000                A1+
  3,000,000   Illinois Development Financing Authority RB
              (YMCA Metropolitan Chicago)
              LOC Harris Trust & Savings Bank                                     06/01/29  1.90      3,000,000                A1+
  1,590,000   Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
              LOC Bayerische Hypovereinsbank, A.G.                                11/01/10  1.50      1,590,000     VMIG-1     A1+
  1,000,000   Irvine, CA Water District Construction Bonds
              LOC Landesbank Hessen                                               10/01/05  1.70      1,000,000                A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Irwindale, CA IDRB (Toys R'us, Inc. Project) - Series 1984 (c)
              LOC Bankers Trust Company                                          12/01/19   1.87%  $   1,000,000
  7,000,000   Los Angeles, CA Communitiy Redevelopment Agency MHRB
              (Academy Village Apartments) - Series A
              LOC Union Bank of Switzerland                                      10/01/19   1.50       7,000,000    VMIG-1
  1,500,000   Los Angeles, CA Housing Authority MHRB
              (Mailbu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association            04/15/28   1.55       1,500,000               A1+
  2,500,000   Los Angeles, CA IDA (P&C Poultry Distributors) (c)
              LOC Comerica Bank                                                  06/01/23   1.80       2,500,000
  1,370,000   Los Angeles, CA IDRB
              (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                  12/01/05   1.70       1,370,000               A1
  1,465,000   Los Angeles, CA MHRB
              Guaranteed by Federal Home Loan Bank                               12/01/10   1.05       1,465,000               A1+
  1,500,000   Los Angeles, CA MTA - Series SG-55
              Insured by MBIA Insurance Corp.                                    07/01/18   1.41       1,500,000               A1+
  3,000,000   Los Angeles County, CA (Sand Canyon Project)
              LOC Citibank, N.A.                                                 11/01/06   1.45       3,000,000               A1+
  5,000,000   Metropolitan Water District of
              Southern California Waterworks RB - Series B                       07/01/28   1.30       5,000,000    VMIG-1     A1+
  3,000,000   Mountain View, CA Mariscopa MHRB - Series A
              Insured by FGIC                                                    03/01/17   1.40       3,000,000    VMIG-1     A1+
    500,000   M-S-R Public Power Agency, CA (San Juan Project) - Series F
              Insured by MBIA Insurance Corp.                                    07/01/22   1.70         500,000    VMIG-1     A1+
  2,000,000   Multnomah County, OR Higher Education RB
              (Concordia University)
              LOC Allied Irish Bank                                              12/01/29   2.00       2,000,000    VMIG-1
  2,200,000   New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                  08/01/21   1.80       2,200,000    VMIG-1     A1+
  2,800,000   Oakland, CA Joint Powers
              Financing Authority Lease Revenue - Series A1
              Insured by FSA                                                     08/01/21   1.55       2,800,000    VMIG-1     A1+
  2,400,000   Otay, CA Water District COPS - Series 1996
              LOC Landesbank Hessen                                              09/01/26   1.50       2,400,000    VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,600,000   Rancho, CA Water District Finance Authority - Series A
              Insured by FGIC                                                    08/15/29   1.35%  $   3,600,000    VMIG-1
  2,000,000   Riverside County, CA Housing Authority
              (Amanda Park Apartment Project)
              Guaranteed by Federal Home Loan Mortgage Corporation               01/15/29   1.55       2,000,000    VMIG-1
  8,500,000   Sacramento County, CA MHRB
              (Shadowood Apartments Project) - Series 1992A
              LOC General Electric Capital Corporation                           12/01/22   1.65       8,500,000               A1+
  2,000,000   San Diego, CA MHRB (University Town Center Apartment)
              LOC Bank of America                                                10/01/15   1.55       2,000,000    VMIG-1
  3,000,000   San Diego, CA (San Diego Museum of Art)
              LOC Allied Irish Bank                                              09/01/30   1.40       3,000,000    VMIG-1
  1,900,000   San Francisco, CA (Filmore Center A1)
              LOC Credit Suisse First Boston                                     12/01/17   1.48       1,900,000               A1+
  2,845,000   San Francisco, CA (Filmore Center A1)                              07/01/24   1.41       2,845,000               A1+
  1,500,000   San Jose, CA MHRB
              (Siena At Renaissance Square Apartments) - Series 1996A
              Guaranteed by Federal Home Loan Mortgage Corporation               12/01/29   1.55       1,500,000    VMIG-1
  1,675,000   Santa Clara County, CA MHRB
              (Gorve Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association            02/15/27   1.50       1,675,000               A1+
  6,245,000   Simi Valley, CA MHRB - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation               07/01/23   1.50       6,245,000    VMIG-1
  1,942,000   Southeast California Resource Recovery Facility Authority
              Lease Revenue Refunding Bonds - Series 1995A
              LOC Morgan Guaranty Trust Company/
              State Steet Bank & Trust Company                                   12/01/18   1.40       1,942,000    VMIG-1     A1+
  3,000,000   State of California GO RB
              Insured by FGIC                                                    09/01/21   1.41       3,000,000               A1+
  1,800,000   Vallejo, CA Housing Authority MHRB - Series C
              LOC Dresdner Bank                                                  01/01/08   1.55       1,800,000    VMIG-1
  1,900,000   West Basin Municipal Water District COPS
              (Recycled Water Project- Phase Iii)
              LOC Bayerische Hypovereinsbank, A.G.                               08/01/29   1.35       1,900,000    VMIG-1     A1+
-----------                                                                                        -------------
166,982,000   Total Variable Rate Demand Instruments                                                 166,982,000
-----------                                                                                        -------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments - Private Placements (b) (3.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,225,000   City of Chico, CA IDRB (Gene E. Lynn Nursing Home Project)
              LOC Bank of America                                                12/01/15   3.06%  $   3,225,000      P1       A1+
  2,130,000   Redevelopment Agency of The City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                  12/01/14   2.38       2,130,000      P1       A1
  1,180,000   Redevelopment Agency of The City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                         12/01/09   2.38       1,180,000      P1       A1+
-----------                                                                                        -------------
  6,535,000   Total Variable Rate Demand Instruments - Private Placements                              6,535,000
-----------                                                                                        -------------
              Total Investments (99.26%) (Cost $203,192,000+)                                        203,192,000
              Cash And Other Assets, Net of Liabilities (0.74%)                                        1,512,117
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 204,704,117
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,  185,407,191  Shares Outstanding (Note 3)                            $        1.00
                                                                                                   =============
              Class B Shares,   19,775,178  Shares Outstanding (Note 3)                            $        1.00
                                                                                                   =============


              +     Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================
FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:
    COPS     =  Certificates of Participation                 IDRB     =  Industrial Development Revenue Bond
    EDFA     =  Economic Development Finance Authority        LOC      =  Letter of Credit
    FSA      =  Financial Securities Assurance                MHRB     =  Multi-Family Housing Revenue Bond
    FGIC     =  Financial Guaranteed Insurance Company        MTA      =  Metropolitan Transit Authority
    GO       =  General Obligation                            PCFA     =  Pollution Control Finance Authority
    HFA      =  Housing Finance Agency                        PCRB     =  Pollution Control Revenue Bond
    IDA      =  Industrial Development Authority              RB       =  Revenue Bond











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
================================================================================



INVESTMENT INCOME

Income:
 Interest.......................................................................      $         8,564,984
                                                                                       ------------------
Expenses: (Note 2)
 Investment management fee......................................................                1,050,301
 Administration fee.............................................................                  735,211
 Shareholder servicing fee (Class A)............................................                  372,246
 Custodian expenses.............................................................                   70,412
 Shareholder servicing and related shareholder expenses+........................                  214,853
 Legal, compliance and filing fees..............................................                   52,634
 Audit and accounting...........................................................                   55,367
 Directors' fees................................................................                   11,810
 Other..........................................................................                   10,456
                                                                                       ------------------
   Total expenses...............................................................                2,573,290
   Less: Expenses paid indirectly (Note 2)......................................      (               391)
         Management fee waived (Note 2).........................................      (           150,000)
                                                                                       ------------------
   Net expenses.................................................................                2,422,899
                                                                                       ------------------
Net investment income...........................................................                6,142,085

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                  348,799
                                                                                       ------------------
Increase in net assets from operations..........................................      $         6,490,884
                                                                                       ==================


+ Include class specific transfer agency expenses of $125,181 and $81,987 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                             2001                         2000
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income...........................................   $      6,142,085            $      13,445,939
   Net realized gain (loss) on investments.........................            348,799            (         900,000)
                                                                       ---------------             ----------------

Increase in net assets from operations.............................          6,490,884                   12,545,939



Dividends to shareholders from net investment income:
   Class A.........................................................   (      2,908,499)*          (       5,121,609)*
   Class B.........................................................   (      3,148,484)*          (       8,324,330)*
Capital share transactions (Note 3):
   Class A.........................................................   (     13,439,617)           (      35,050,441)
   Class B.........................................................   (    355,740,024)                 168,906,041
                                                                       ---------------             ----------------
   Total increase (decrease).......................................   (    368,745,740)                 132,955,600
Net assets:
   Beginning of year...............................................        573,449,857                  440,494,257
                                                                       ---------------             ----------------
   End of year (including undistributed net investment
        income of $85,102 as of December 31, 2001).................   $    204,704,117            $     573,449,857
                                                                       ===============             ================

* Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to only Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the year ended December 31, 2001, the Manager voluntarily waived investment management fees of $150,000.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $176,157 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the same caption are expense offsets of $391.

3. Capital Stock.

At December 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $205,182,369. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                                Year
Class A                                              Ended                               Ended
-------                                         December 31, 2001                   December 31, 2000
                                                -----------------                   -----------------
Sold...................................             604,361,208                          934,158,413
Issues on reinvestment of dividends....               2,846,963                            4,960,766
Redeemed...............................           ( 620,647,788)                      (  974,169,620)
                                                   ------------                        -------------
Net (decrease).........................           (  13,439,617)                      (   35,050,441)
                                                   ============                        =============

                                                      Year                                 Year
Class B                                              Ended                                Ended
                                                December 31, 2001                    December 31,2000
                                                -----------------                    ----------------
Sold...................................             731,679,672                        1,567,975,085
Issued on reinvestment of dividends....               2,947,156                            8,042,910
Redeemed...............................         ( 1,090,366,852)                     ( 1,407,111,954)
                                                 --------------                       --------------
Net increase (decrease)................         (   355,740,024)                         168,906,041
                                                 ==============                       ==============





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

--------------------------------------------------------------------------------
CALIFORNIA DAILY RAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 2001 amounted to $563,354. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002 through December 31, 2009.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 80% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class A
-------                                            2001       2000       1999       1998        1997
                                                  ------     ------     -------    -------     ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $ 1.00     $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                                 -------    -------     -------   -------     -------
Income from investment operations:
  Net investment income.....................       0.016      0.027       0.022     0.025       0.028
Less distributions:
  Dividends from net investment income......     ( 0.016)   ( 0.027)    ( 0.022)  ( 0.025)    ( 0.028)
                                                  ------     ------      ------    ------      ------
Net asset value, end of year................     $ 1.00     $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                                 =======    =======     =======   =======      ======
Total Return................................       1.57%      2.75%       2.25%     2.48%       2.84%
Ratios/Supplemental Data
Net assets, end of year (000)...............     $184,975   $198,530    $233,890  $209,916    $182,653
Ratios to average net assets:
  Expenses, net of fees waived (a)..........       0.79%      0.85%       0.86%     0.88%       0.82%
  Net investment income.....................       1.60%      2.67%       2.23%     2.43%       2.80%
  Management and administration fees waived        0.04%      0.00%       0.00%     0.01%       0.05%

(a)Includes expense offsets

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued).

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class B
-------                                            2001       2000       1999       1998        1997
                                                 -------    -------     -------   -------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........    $ 1.00     $ 1.00      $ 1.00    $  1.00     $  1.00
                                                 -------    -------     -------   --------    --------
Income from investment operations:
  Net investment income......................      0.018      0.030       0.025      0.027       0.030
Less distributions:
  Dividends from net investment income.......    ( 0.018)   ( 0.030)    ( 0.025)  (  0.027)   (  0.030)
                                                 -------    -------     -------   --------    --------
Net asset value, end of year.................    $ 1.00     $ 1.00      $ 1.00    $  1.00     $  1.00
                                                 =======    =======     =======   ========    ========
Total Return.................................      1.79%      2.99%       2.49%      2.76%       3.08%
Ratios/Supplemental Data
Net assets, end of year (000)................    $ 19,729   $374,920    $206,604  $ 30,190    $ 15,163
Ratios to average net assets:
  Expenses, net of fees waived (a)...........      0.58%      0.62%       0.62%      0.60%       0.58%
  Net investment income......................      1.92%      2.97%       2.61%      2.72%       3.10%
  Management and administration fees waived        0.04%      0.00%       0.00%      0.01%       0.05%

(a)Includes expense offsets













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of  Directors  and  Shareholders
California  Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years on the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 1998, were audited by other independent accountants whose report dated January 29, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, New York
February 11, 2002











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                          Directors and Officers Information
                                                 December 31, 2001+

-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,       Director            1987       Professor of Business       Director/Trustee of         N/A
 Age 70                                                    Administration in the       12 other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Robert Straniere, Esq.,    Director            1987       Owner, Straniere Law Firm   Director/Trustee of         N/A
 Age 60                                                                                12 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. Yung Wong,             Director            1987       Managing Director of        Director/Trustee of         N/A
 Age 63                                                    Abacus Associates           12 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Steven W. Duff,            President           1994       Manager and President of    Director/Trustee            N/A
 Age 48                     and                            Reich & Tang Asset          and/or Officer of 17
                            Director**                     Management, LLC ("RTAM,     other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Molly Flewharty,           Vice                1987       Senior Vice President of    Vice President of 17        N/A
 Age 50                     President                      RTAM, LLC.                  other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Lesley M. Jones,           Vice                1987       Senior Vice President of    Vice President of 11        N/A
 Age 53                     President                      RTAM, LLC.                  other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dana E. Messina,           Vice                1989       Executive Vice President    Vice President of 14        N/A
 Age 45                     President                      of RTAM, LLC                other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Richard DeSanctis,         Treasurer           1992       Executive Vice President,   Officer of 17 other         N/A
 Age 45                     and                            CFO of RTAM, LLC            portfolios
                            Assistant
                            Secretary
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Rosanne Holtzer,           Secretary           1998       Senior Vice President of    Officer of 17 other         N/A
 Age 37                     and Asst                       RTAM, LLC                   portfolios
                            Treasurer
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------

*  The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue,
   New York, NY 10020

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+  The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc.
   (the "Fund") directors and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.













                         Annual Report
                       December 31, 2001








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA12/01A


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